LAND USE RIGHTS, NET (Details) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY
Land use rights		37,675	38,228
Accumulated amortization		(5,876)	(5,023)
Total	$ 5,169	31,799	33,205